Other Non-current Assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Noncurrent Assets [Abstract]
Change in fair value recognized through profit or loss	€ 250	€ 64